Related party transactions	6 Months Ended
Mar. 31, 2025
Related party transactions
Related party transactions

Note 16 — Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of related party	Relationship to the Company	Nature of transactions
Zhejiang Yili Yuncang Technology Group Co., Ltd	10% equity interest owned by the Company	Payment of expenses by the Company.
Yefang Zhang	Chief Executive Officer of the Company	Payment of expenses for the Company.
Zhang Bin	Zhang Bin serves as the supervisor of Farmmi Food.	Sales from the Company.

Lu Zhimin	Chief Financial Officer of the Company	Payment of expenses by the Company.
Wu Zhenwei	Wu Zhenwei serves as the executive director and general manager of Farmmi E-Commerce, Zhejiang Suyuan Agricultural, and Farmmi Biotech.	Imprest from the Company

Due from related parties consisted of the following:

		As of	As of
		March 31,	September 30,
		2025	2024
Due from related parties	Name of related parties	(unaudited)
Other receivables	Dehong Zhang	-	$202,547
Other receivables	Zhejiang Yili Yuncang Holding Group Co., Ltd	$96,165	99,441
Other receivables	FarmNet	-	4,100
Other receivables	Epakia Canada Inc	-	2,996
Trade receivables	Forasen Group Co., Ltd	-	2,094
Trade receivables	Zhang Bin	-	1,184
Other receivables	Lu Zhimin	827	-
Other receivables	Wu Zhenwei	689	-
Total		$97,681	$312,362

Amount due from Zhejiang Yili Yuncang Holding Group Co., Ltd and Lu Zhimin was mainly related to payment of expenses by the Company. Amount due from Wu Zhenwei was related to imprest provided by the Company which was fully recovered in April 2025.

Amounts due from FarmNet Limited, Epakia Canada Inc, Forasen Group Co., Ltd, Zhang Bin, and Dehong Zhang were mainly related to expenses paid by the Company which were recovered from these related parties.

Due to related parties consisted of the following:

		As of	As of
		March 31,	September 30,
		2025	2024
Due to related parties	Name of related parties	(unaudited)
Other payable	Yefang Zhang	$241,773	$356,975
Other payable	Zhejiang Tantech Bamboo Technology Co., Ltd.	-	144,525
Total		$241,773	$501,500

Amount due to Zhejiang Tantech Bamboo Technology Co., Ltd. was related to lease, water and electricity expenses for offices leased to the Company.

Amount due to Yefang Zhang was related to payment of expenses by related parties for the Company. Amounts were due on demand and non-interest bearing.

The Company and Forasen Group signed a Non-Competition Agreement which provides that Forasen Group should not engage in any business that the Company engages in, except purchasing products from us. In addition, Mr. Wang and Ms. Zhang signed a Non-Competition Agreement with the Company and Tantech which provides that Mr. Wang and Ms. Zhang shall not vote in favor or otherwise cause Tantech to engage in the business that the Company conducts.